Other Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Summary Of Other Liabilities [Abstract]
Unpaid purchase consideration for acquisition of business and project assets	$ 49,567	$ 59,086
Unpaid purchase consideration for acquisition of business and project assets, current	$ 49,567	33,551
Unpaid purchase consideration for acquisition of business and project assets, noncurrent		$ 25,535